Labor and social obligations (Details Narrative) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
General expenses	R$ 162,388
Accrued expenses	135,525
Current liabilities	194,308	R$ 218,923	R$ 853,424
Noncurrent liabilities	343,012	R$ 237,729	R$ 406,027
Provision for employee compensation	82,166
Labor obligations	629,273
Other Obligations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	33,191
Noncurrent liabilities	102,333
Labor Obligations [Member]
IfrsStatementLineItems [Line Items]
Current liabilities	62,127
Noncurrent liabilities	R$ 20,039
Healthcare Plan [Member]
IfrsStatementLineItems [Line Items]
Contributed percentage on average of gross payroll	8.63%	9.18%
Total gross payroll	R$ 29,929	R$ 313,034